Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Expenses

The detail of the line item “Other expenses, net” in 2018, 2017 and 2016 was as follows:

		2018	2017	2016
Results from the sale of assets and others, net[1]	Ps	(2,994)	91	1,719
Restructuring costs[2]		(1,382)	(843)	(778)
Impairment losses[3]		(1,188)	(2,936)	(2,518)
Remeasurement of pension liabilities[4]		(168)	—	—
Charitable contributions		(105)	(127)	(93)

	Ps	(5,837)	(3,815)	(1,670)

1

In 2018, includes Ps1,080 in connection with property damages and natural disasters. In 2017, includes an expense of Ps491 (US$25) related to a penalty in connection with a market investigation in Colombia (note 24.2).

2	In 2018, 2017 and 2016, restructuring costs mainly refer to severance payments and the definite closing of operating sites.
3

In 2018, 2017 and 2016, among others, includes impairment losses of fixed assets for Ps445, Ps984 and Ps1,899, respectively, as well in 2018 losses in the valuation of assets held for sale of Ps439 and impairment losses of goodwill in 2017 of Ps1,920 (notes 13.2, 14 and 15).

4

Refers to a remeasurement of the employee benefits liability in connection with CEMEX’s defined benefit plan in the United Kingdom determined in 2018 as a result of a recently enacted gender parity law.